UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

Ellsworth Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Ellsworth Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant’s telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. – Schedule of Investments – unaudited
June 30, 2013

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes – 61.3%

Airlines – 1.2%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$1,375,000	$1,509,062

Biotechnology – 5.4%
Array BioPharma Inc., 3.00%, Due 6/1/20, (BB)	750,000	717,656
Exelixis, Inc., 4.25%, Due 8/15/19, (BB)	500,000	486,250
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	1,702,500
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	2,265,005
OPKO Health Inc., 3.00%, Due 2/1/33, (A) (1)	670,000	723,600
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (AA)	250,000	671,094
		6,566,105

Capital Markets – 2.1%
BlackRock Kelso Capital Corp., 5.50%, Due 2/15/18, (BBB) (1)	1,500,000	1,535,625
FXCM Inc., 2.25%, Due 6/15/18, (AAA) (1)	1,000,000	1,074,400
		2,610,025

Communications Equipment – 2.2%
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	137,016
Ixia, 3.00%, Due 12/15/15, (BBB)	500,000	600,938
Infinera Corp., 1.75%, Due 6/1/18, (BBB) (1)	500,000	555,000
InterDigital, Inc., 2.50%, Due 3/15/16, (A)	1,250,000	1,346,094
		2,639,048

Computers & Peripherals – 2.5%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,400,000	2,069,382
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	750,000	1,003,594
		3,072,976

Construction Materials – 0.5%
CEMEX S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	500,000	573,125

Consumer Finance – 2.1%
DFC Global Corp., 3.25%, Due 4/15/17, (B)	1,250,000	1,233,594
Encore Capital Group, Inc., 3.00%, Due 11/27/17, (NR)	1,000,000	1,211,250
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (NR) (1)	125,000	120,312
		2,565,156

Diversified Telecommunications Services – 0.7%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	796,875

Energy Equipment & Services – 1.9%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	1,155,000	1,367,231
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB)	750,000	911,250
		2,278,481

Food Products – 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (CCC)	700,000	672,438

Health Care Equipment & Supplies – 1.4%
Insulet Corp., 3.75%, Due 6/15/16, (A)	750,000	981,562
Volcano Corp., 1.75%, Due 12/1/17, (BBB)	750,000	688,125
		1,669,687

Health Care Providers & Services – 1.6%
Lifepoint Hospitals, Inc., 3.50%, Due 5/15/14, (B)	1,000,000	1,086,250
Molina Healthcare Inc., 1.125%, Due 1/15/20, (AA) (1)	750,000	824,531
		1,910,781

Health Care Technology – 0.4%
Allscripts Healthcare Solutions, Inc., 1.25%, Due 7/1/20, (A) (1)	500,000	492,812

Ellsworth Fund Ltd. – Schedule of Investments – continued
June 30, 2013

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes – continued

Hotels, Restaurants & Leisure – 1.4%
International Game Technology, 3.25%, Due 5/1/14, (BBB)	$500,000	$533,750
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,121,875
		1,655,625

Household Durables – 1.5%
Jarden Corp., 1.875%, Due 9/15/18, (B) (1)	1,250,000	1,410,156
The Ryland Group, Inc., 0.25%, Due 6/1/19, (BB)	500,000	453,750
		1,863,906

Insurance – 3.3%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (AAA)	1,250,000	1,753,125
National Financial Partners Corp., 4.00%, Due 6/15/17, (CCC)	500,000	1,023,125
Tower Group, Inc., 5.00%, Due 9/15/14, (NR)	1,250,000	1,317,188
		4,093,438

Internet & Catalog Retail – 1.9%
Priceline.com Inc., 1.25%, Due 3/15/15, (BBB)	450,000	1,231,031
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB)	500,000	583,750
Shutterfly, Inc., 0.25%, Due 5/15/18, (AA) (1)	500,000	552,812
		2,367,593

Internet Software & Services – 1.4%
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,000,000	1,686,250

IT Services – 0.8%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A) (1)	900,000	1,026,000

Machinery – 0.9%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	750,000	1,128,281

Metals & Mining – 3.9%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BBB) (1)	400,000	666,000
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,359,375
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)
(convertible into AuRico Gold Inc. common stock)	600,000	568,500
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	653,250
RTI International Metals, Inc., 1.625%, Due 10/15/19, (BBB)	500,000	473,125
Stillwater Mining Company, 1.75%, Due 10/15/32, (B)	500,000	515,312
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	500,000	513,750
		4,749,312

Oil, Gas & Consumable Fuels – 1.2%
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	997,500
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	500,000	478,438
		1,475,938

Pharmaceuticals – 1.7%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	1,187,500
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/15, (A)	600,000	916,500
		2,104,000

Real Estate Investment Trusts – 3.4%
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (AA)	750,000	841,410
Colony Financial, Inc., 5.00%, Due 4/15/23, (AAA)	1,250,000	1,278,125
IAS Operating Partnership LP, 5.00%, Due 3/15/18, (NR) (1)
(exchangeable for Invesco Mortgage Capital Inc. common stock)	1,000,000	938,125
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	500,000	841,562
Starwood Property Trust, Inc., 4.00%, Due 1/15/19, (NR)	250,000	256,250
		4,155,472

Ellsworth Fund Ltd. – Schedule of Investments – continued
June 30, 2013

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes – continued

Semiconductors & Semiconductor Equipment – 6.7%
GT Advanced Technologies, Inc., 3.00%, Due 10/1/17, (BB)	$750,000	$640,312
Intel Corp., 2.95%, Due 12/15/35, (A) (2)	1,500,000	1,635,938
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB)	750,000	1,200,469
Micron Technology, Inc., 1.625%, Due 2/15/33, (BB) (1)	50,000	72,406
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,099,375
ReneSola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	271,900
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	572,812
SunPower Corp., 4.75%, Due 4/15/14, (BBB)	500,000	531,250
SunPower Corp., 4.50%, Due 3/15/15, (BBB)	1,250,000	1,464,844
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	716,875
		8,206,181

Software – 6.5%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	1,000,000	1,096,250
Concur Technologies, Inc., 0.50%, Due 6/15/18, (AA) (1)	500,000	500,000
Electronic Arts Inc., 0.75%, Due 7/15/16, (A)	500,000	523,125
Mentor Graphics Corp., 4.00%, Due 4/1/31, (AA)	1,000,000	1,221,250
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	1,739,062
Rovi Corp., 2.625%, Due 2/15/40, (A)	1,000,000	1,020,000
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (BBB)	750,000	827,344
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	990,000
		7,917,031

Textiles, Apparel & Luxury Goods – 1.6%
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A) (1)	750,000	839,531
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	1,000,000	1,132,500
		1,972,031

Trading Companies & Distributors – 1.5%
Kaman Corp., 3.25%, Due 11/15/17, (A) (1)	750,000	891,094
Titan Machinery Inc., 3.75%, Due 5/1/19, (B)	1,000,000	940,000
		1,831,094

Wireless Telecommunications – 1.2%
SBA Communications Corp., 4.00%, Due 10/1/14, (AA)	600,000	1,473,750

Total Convertible Bonds and Notes		75,062,473
	Shares

Convertible Preferred Stock – 12.7%

Commercial Banks – 3.2%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	1,535,000
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,388,000
		3,923,000

Diversified Financial Services – 1.5%
Bank of America Corp., 7.25%, (BB)	1,600	1,776,800

Food Products – 1.4%
Post Holdings, Inc., 3.75%, (B) (1)	8,300	901,629
Bunge Ltd., 4.875%, (BB)	7,500	754,875
		1,656,504

Machinery – 1.1%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,291,400

Ellsworth Fund Ltd. – Schedule of Investments – continued
June 30, 2013

	Shares	Value (Note 1)
Convertible Preferred Stock – continued

Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp., 5.75%, (B)	1,550	$1,596,500
Halcon Resources Corp., 5.75%, (NR)	1,000	1,020,000
		2,616,500

Real Estate Investment Trusts – 1.8%
Health Care REIT, Inc., 5.50%, (BB)	20,000	1,241,800
Weyerhaeuser Co., 6.375%, (BBB)	20,000	1,020,000
		2,261,800

Specialty Retail – 0.8%
Amerivon Holdings LLC, 4.00%, (NR) (1,3,4)	627,147	886,850
Amerivon Holdings LLC, common equity units, (NR) (1,3,4)	272,728	32,727
		919,577

Thrift & Mortgage Finance – 0.9%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,141,200

Total Convertible Preferred Stock		15,586,781

Mandatory Convertible Securities – 10.4% (5)

Aerospace & Defense – 1.9%
United Technologies Corp., 7.50%, Due 8/1/22, (BBB)	40,000	2,374,400

Automobiles – 1.6%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,926,400

Electric Utilities – 2.4%
NextEra Energy, Inc., 5.599%, Due 6/1/17, (BBB)	7,500	422,700
NextEra Energy, Inc., 5.889%, Due 9/1/18, (BBB)	20,000	1,111,600
PPL Corp., 8.75%, Due 5/1/19, (NR)	25,000	1,350,500
		2,884,800

Insurance – 1.1%
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	25,000	1,369,750

IT Services – 0.5%
Unisys Corp., 6.25%, Due 3/1/14, (B)	10,000	622,500

Multi Utilities – 0.8%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	10,000	502,000
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	10,000	500,500
		1,002,500

Oil, Gas & Consumable Fuels – 0.8%
Apache Corp., 6.00%, Due 8/1/13, (A)	20,000	954,800

Road & Rail – 1.3%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,196,300
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,
Due 12/31/13, (NR)	30,000	421,443
		1,617,743

Total Mandatory Convertible Securities (5)		12,752,893

Ellsworth Fund Ltd. – Schedule of Investments – continued
June 30, 2013

	Shares	Value (Note 1)
Common Stock – 13.8%

Diversified Financial Services – 0.8%
Citigroup Inc.	19,546	$937,622

Diversified Telecommunications Services –4.5%
AT&T Inc.	70,000	2,478,000
Verizon Communications Inc.	60,000	3,020,400
		5,498,400

Media – 0.8%
Walt Disney Co.	15,000	947,250

Oil, Gas & Consumable Fuels –1.3%
ConocoPhillips	26,782	1,620,311

Pharmaceuticals – 4.7%
Abbott Laboratories	18,000	627,840
AbbVie Inc.	20,000	826,800
Bristol Myers Squibb Co.	20,000	893,800
Eli Lilly & Co.	15,000	736,800
Merck & Co., Inc.	32,651	1,516,641
Pfizer Inc.	40,000	1,120,400
		5,722,281

Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.	25,000	605,500

Software – 1.2%
Microsoft Corp.	43,600	1,505,508
Total Common Stock		16,836,872

Total Convertible Bonds and Notes – 61.3%		$75,062,473
Total Convertible Preferred Stock – 12.7%		15,586,781
Total Mandatory Convertible Securities – 10.4%		12,752,893
Total Common Stock – 13.8%		16,836,872
Total Investments – 98.2%		120,239,019

Other Assets and Liabilites, Net – 1.8%		2,220,198
Total Net Assets – 100.0%		$122,459,217

Ellsworth Fund Ltd. – Schedule of Investments – continued
June 30, 2013

(1) Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2013 was $14,043,610 which represented 11.5% of the Fund’s net assets.

(2) Contingent payment debt instrument which accrues contingent interest.

(3) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $919,577 at June 30, 2013, which represented 0.8% of the Fund’s net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	627,147	$1,500,000	$1.4141	$886,850	0.72%
Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.010	32,727	0.03%

(5) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or – that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or – that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or – that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or – that might apply). NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *

AAA	4%
AA	6%
A	20%
BBB	26%
BB	17%
B	12%
CCC & below	3%
Not Rated	12%

* Excludes common stocks and cash.

See accompanying notes

Ellsworth Fund Ltd. – Selected Notes to Financial Statements – unaudited

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation – Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ellsworth Fund Ltd.—Selected Notes to Financial Statements—continued

The following is a summary of the inputs used to value the investments of the Fund as of
June 30, 2013:

	Level 1	Level 2	Level 3	Totals
Investments in Securities:
Common Stock:
Diversified Financial Services	$937,622	$—	$—	$937,622
Diversified Telecommunications Services	5,498,400	—	—	5,498,400
Media	947,250	—	—	947,250
Oil, Gas & Consumable Fuels	1,620,311	—	—	1,620,311
Pharmaceuticals	5,722,281	—	—	5,722,281
Semiconductors & Semiconductors Equipment	605,500	—	—	605,500
Software	1,505,508	—	—	1,505,508
Total Common Stock	16,836,872	—	—	16,836,872
Convertible Bonds and Notes	—	75,062,473	—	75,062,473
Convertible Preferred Stock	—	14,667,204	919,577	15,586,781
Mandatory Convertible Securities	—	12,752,893	—	12,752,893
Total Investments	$16,836,872	$102,482,570	$919,577	$120,239,019

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Convertible Preferred Stock
Beginning balance	$919,577
Change in unrealized appreciation (depreciation)	—
Ending balance	$919,577

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (”IFRS“)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately three cents per share for the nine months ended June 30, 2013. In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income. At June 30, 2013, there were unrealized losses of approximately two cents per share on contingent payment debt instruments.

Federal Income Tax Cost – At June 30, 2013, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $105,208,349, $17,873,184, $(2,842,516) and $15,030,668, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 27, 2013 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By:	/s/Thomas H. Dinsmore Thomas H. Dinsmore Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas H. Dinsmore Thomas H. Dinsmore Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

Date: August 27, 2013

By:	/s/Gary I. Levine Gary I. Levine Chief Financial Officer (Principal Financial Officer)

Date: August 27, 2013